Right of Use Assets and Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 10, 2024
Right of Use Assets and Operating Lease Liability [Abstract]
Rental fees	$ 3,900,000
Total lease			$ 98,789
Weighted-average discount rate operating leases	6.00%	6.00%